Borrowings - Narratives (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Aug. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Borrowings
Short-term borrowings		¥ 585,000	¥ 250,000
Supplier finance program		¥ 221,523	186,261		¥ 228,104
Maturity term (in months)	6 months
Amount of commercial bank in the PRC	¥ 100,000
Amount of pledged by time deposit | $				$ 14,500
Minimum
Borrowings
Maturity term (in months)		3 months
Maximum
Borrowings
Maturity term (in months)		6 months
Loan Prime Rate
Borrowings
Spread on variable rate	(0.75%)
Unsecured revolving credit facilities
Borrowings
Aggregate amount		¥ 2,440,000	1,450,000
Amount drawn		844,434	475,973
Short-term borrowings		585,000	250,000
Bank guarantees		66,240	¥ 225,973
Supplier finance program		¥ 193,194
Unsecured revolving credit facilities | Loan Prime Rate | Minimum
Borrowings
Spread on variable rate		(0.65%)	(0.25%)
Unsecured revolving credit facilities | Loan Prime Rate | Maximum
Borrowings
Spread on variable rate		(0.05%)	(0.15%)
Unsecured revolving credit facilities | One-year LPR
Borrowings
Variable rate basis		3.45%	3.65%